FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES, Foreign Currency Risk (Details) - USD ($)	11 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2022	Dec. 31, 2021	Jul. 19, 2020
US Dollar Appreciated or Depreciated Against the Australian Dollar [Abstract]
Equity	$ (2,419)	$ (596,331)	$ (2,419)	$ 0
Foreign Currency Risk [Member]
Financial Liabilities [Abstract]
Net exposure	0	1,601,984
Foreign Currency Risk [Member] | Cash and Cash Equivalents [Member]
Financial Assets [Abstract]
Financial assets	0	2,040,266
Foreign Currency Risk [Member] | Trade and Other Payables [Member]
Financial Liabilities [Abstract]
Financial liabilities	0	(438,282)
10% Increase [Member] | A$ [Member]
US Dollar Appreciated or Depreciated Against the Australian Dollar [Abstract]
Profit or loss	0	160,198
Equity	0	160,198
10% Decrease [Member] | A$ [Member]
US Dollar Appreciated or Depreciated Against the Australian Dollar [Abstract]
Profit or loss	0	(160,198)
Equity	$ 0	$ (160,198)